Shareholder Report, Line Graph (Details) 192941_Aptus Large Cap Upside ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Apr. 30, 2025	Nov. 20, 2024	Apr. 30, 2026
Aptus Large Cap Upside ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Aptus Large Cap Upside ETF NAV
Accumulated Value	$ 9,076	$ 10,000	$ 10,958
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Accumulated Value	$ 9,466	$ 10,000	$ 12,406